INVENTORIES (Details)	12 Months Ended
	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2016 USD ($)
Raw materials	¥ 943,958,480		¥ 530,073,129
Work-in-progress	809,571,580		591,775,978
Finished goods	2,719,984,637		2,081,475,935
Total	4,473,514,697		3,203,325,042		$ 644,320,135
Inventories provision	439,000,231	$ 63,229,185	98,791,960	¥ 75,935,281
Pledged inventories	¥ 61,000,000		¥ 420,422,895